Assets Held for Sale - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	May 05, 2018	Aug. 04, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale		$ 6,550
Selling, General and Administrative Expenses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment losses	$ 3,000